FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-2L

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA-2L

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-2L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-2L indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-2L as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

BNY Mellon Growth and Income Service Shares	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
BNY Mellon MidCap Stock Initial Shares	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
BNY Mellon MidCap Stock Service Shares	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
BNY Mellon Opportunistic Small Cap Service Shares	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
BNY Mellon Stock Index Initial Shares	TA JPMorgan Core Bond Service Class
BNY Mellon Stock Index Service Shares	TA Managed Risk - Balanced ETF Service Class
BNY Mellon Sustainable U.S. Equity Initial Shares	TA Managed Risk - Conservative ETF Service Class
BNY Mellon Technology Growth Initial Shares	TA Managed Risk - Growth ETF Service Class
BNY Mellon Technology Growth Service Shares	TA Market Participation Strategy Service Class
BNY Mellon VIF Appreciation Initial Shares	TA PIMCO Tactical - Balanced Service Class
BNY Mellon VIF Government Money Market	TA PIMCO Tactical - Conservative Service Class
BNY Mellon VIF Growth and Income Initial Shares	TA PIMCO Tactical - Growth Service Class
BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA WMC US Growth Initial Class
TA Aegon Sustainable Equity Income Initial Class	TA WMC US Growth Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-2L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-2L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA-2L since 2014.

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Growth and Income Service Shares	102,808.253	$2,922,583	$4,285,048	$(15)	$4,285,033	161,044	$3.371801	$113.212720
BNY Mellon MidCap Stock Initial Shares	471,036.375	8,992,641	11,667,571	(10)	11,667,561	380,809	2.168043	42.945136
BNY Mellon MidCap Stock Service Shares	181,749.114	3,467,051	4,478,298	35	4,478,333	329,063	3.548324	41.214075
BNY Mellon Opportunistic Small Cap Service Shares	36,884.079	1,596,418	2,020,141	1	2,020,142	157,232	2.465457	213.480624
BNY Mellon Stock Index Initial Shares	768,387.710	33,680,420	59,788,248	(16)	59,788,232	522,943	2.985297	182.242002
BNY Mellon Stock Index Service Shares	111,415.197	5,233,024	8,690,385	(43)	8,690,342	468,770	4.352619	172.800572
BNY Mellon Sustainable U.S. Equity Initial Shares	252,671.865	9,284,750	14,675,182	(15)	14,675,167	137,568	3.418937	113.252314
BNY Mellon Technology Growth Initial Shares	663,462.619	15,036,815	23,612,635	75	23,612,710	663,636	5.179596	43.613625
BNY Mellon Technology Growth Service Shares	81,546.076	1,713,575	2,643,724	17	2,643,741	148,626	4.605853	41.328620
BNY Mellon VIF Appreciation Initial Shares	1,095,713.333	42,771,595	58,861,720	(4)	58,861,716	660,136	2.911787	150.803529
BNY Mellon VIF Government Money Market	37,062,241.920	37,062,242	37,062,242	(197)	37,062,045	30,172,835	0.762299	1.259557
BNY Mellon VIF Growth and Income Initial Shares	926,231.390	25,971,502	38,512,701	7	38,512,708	507,316	2.917473	120.209280
BNY Mellon VIF Opportunistic Small Cap Initial Shares	412,843.692	17,549,060	23,849,980	(5)	23,849,975	178,008	1.896616	225.270641
TA Aegon Sustainable Equity Income Initial Class	256,982.701	5,426,448	5,424,905	(23)	5,424,882	4,313,764	1.201892	1.267017
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	56,280.376	629,262	646,099	1	646,100	475,014	1.225324	12.783547
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	69,265.472	775,668	855,429	3	855,432	613,726	1.256137	12.906588
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	25,982.109	274,930	299,834	(4)	299,830	218,102	1.239181	12.425185
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	57,812.811	702,376	713,410	4	713,414	515,649	1.246573	12.632235
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	20,461.827	267,072	277,872	(2)	277,870	184,952	1.353556	13.204128
TA JPMorgan Core Bond Service Class	362,606.411	5,020,470	4,938,699	39	4,938,738	4,564,144	1.032809	1.089822
TA Managed Risk - Balanced ETF Service Class	120,988.517	1,514,895	1,612,777	(26)	1,612,751	1,055,261	1.376852	13.391630
TA Managed Risk - Conservative ETF Service Class	89,893.504	1,125,112	1,147,041	3	1,147,044	842,928	1.225943	12.183573
TA Managed Risk - Growth ETF Service Class	66,592.837	691,092	771,811	(2)	771,809	438,506	1.588826	14.604135
TA Market Participation Strategy Service Class	6,159.138	74,427	86,905	(1)	86,904	45,417	1.731062	16.392252
TA PIMCO Tactical - Balanced Service Class	32,291.293	391,210	390,079	4	390,083	248,703	1.418990	13.588155
TA PIMCO Tactical - Conservative Service Class	65,787.784	797,376	768,401	5	768,406	513,043	1.354946	13.256025
TA PIMCO Tactical - Growth Service Class	31,739.189	370,163	380,235	1	380,236	226,387	1.523339	14.384472
TA WMC US Growth Initial Class	237,175.595	7,678,956	10,782,003	(19)	10,781,984	208,982	4.334647	63.946826
TA WMC US Growth Service Class	338,063.913	10,634,186	14,786,916	(28)	14,786,888	6,254,403	2.257433	2.381991

See Accompanying Notes.
2

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon Growth and Income Service Shares	BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Service Shares	BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Stock Index Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$3,919,173	$11,848,630	$4,597,549	$2,218,319	$47,051,489

Investment Income:
Reinvested Dividends	18,909	83,790	21,531	8,125	705,404
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,996	142,018	51,533	24,345	625,159

Net Investment Income (Loss)	(32,087)	(58,228)	(30,002)	(16,220)	80,245

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	273,499	-	-	-	2,752,648
Realized Gain (Loss) on Investments	(40,276)	283,543	87,949	22,640	2,904,673

Net Realized Capital Gains (Losses) on Investments	233,223	283,543	87,949	22,640	5,657,321
Net Change in Unrealized Appreciation (Depreciation)	566,304	441,251	56,722	231,754	1,339,856

Net Gain (Loss) on Investment	799,527	724,794	144,671	254,394	6,997,177

Net Increase (Decrease) in Net Assets Resulting from Operations	767,440	666,566	114,669	238,174	7,077,422

Increase (Decrease) in Net Assets from Contract Transactions	(553,764)	(754,114)	(680,659)	(482,161)	(3,072,897)

Total Increase (Decrease) in Net Assets	213,676	(87,548)	(565,990)	(243,987)	4,004,525

Net Assets as of December 31, 2020:	$4,132,849	$11,761,082	$4,031,559	$1,974,332	$51,056,014

Investment Income:
Reinvested Dividends	9,506	82,030	19,954	-	634,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	61,156	183,617	62,386	29,565	781,048

Net Investment Income (Loss)	(51,650)	(101,587)	(42,432)	(29,565)	(146,590)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	285,448	83,014	28,642	-	2,436,883
Realized Gain (Loss) on Investments	214,772	1,432,958	83,013	68,011	3,949,502

Net Realized Capital Gains (Losses) on Investments	500,220	1,515,972	111,655	68,011	6,386,385
Net Change in Unrealized Appreciation (Depreciation)	463,498	1,354,076	866,168	246,348	6,871,003

Net Gain (Loss) on Investment	963,718	2,870,048	977,823	314,359	13,257,388

Net Increase (Decrease) in Net Assets Resulting from Operations	912,068	2,768,461	935,391	284,794	13,110,798

Increase (Decrease) in Net Assets from Contract Transactions	(759,884)	(2,861,982)	(488,617)	(238,984)	(4,378,580)

Total Increase (Decrease) in Net Assets	152,184	(93,521)	446,774	45,810	8,732,218

Net Assets as of December 31, 2021:	$4,285,033	$11,667,561	$4,478,333	$2,020,142	$59,788,232

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon Stock Index Service Shares	BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Service Shares	BNY Mellon VIF Appreciation Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$7,677,926	$11,302,259	$16,652,769	$1,734,492	$50,427,506

Investment Income:
Reinvested Dividends	98,730	124,870	52,146	1,441	391,255
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,577	158,106	295,039	31,893	691,939

Net Investment Income (Loss)	(6,847)	(33,236)	(242,893)	(30,452)	(300,684)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	457,859	135,508	2,081,026	230,594	4,101,599
Realized Gain (Loss) on Investments	536,204	327,233	1,655,833	135,183	1,006,646

Net Realized Capital Gains (Losses) on Investments	994,063	462,741	3,736,859	365,777	5,108,245
Net Change in Unrealized Appreciation (Depreciation)	176,608	1,957,886	7,725,232	866,689	5,376,894

Net Gain (Loss) on Investment	1,170,671	2,420,627	11,462,091	1,232,466	10,485,139

Net Increase (Decrease) in Net Assets Resulting from Operations	1,163,824	2,387,391	11,219,198	1,202,014	10,184,455

Increase (Decrease) in Net Assets from Contract Transactions	(575,484)	(792,721)	(585,104)	(78,108)	(4,562,763)

Total Increase (Decrease) in Net Assets	588,340	1,594,670	10,634,094	1,123,906	5,621,692

Net Assets as of December 31, 2020:	$8,266,266	$12,896,929	$27,286,863	$2,858,398	$56,049,198

Investment Income:

Reinvested Dividends	69,522	105,856	-	-	261,458
Investment Expense:
Mortality and Expense Risk and Administrative Charges	121,449	193,942	385,333	40,861	833,960

Net Investment Income (Loss)	(51,927)	(88,086)	(385,333)	(40,861)	(572,502)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	375,599	311,263	3,664,661	399,732	5,683,000
Realized Gain (Loss) on Investments	946,014	741,305	5,222,635	309,568	3,320,372

Net Realized Capital Gains (Losses) on Investments	1,321,613	1,052,568	8,887,296	709,300	9,003,372
Net Change in Unrealized Appreciation (Depreciation)	733,017	2,168,842	(5,369,198)	(371,336)	5,102,919

Net Gain (Loss) on Investment	2,054,630	3,221,410	3,518,098	337,964	14,106,291

Net Increase (Decrease) in Net Assets Resulting from Operations	2,002,703	3,133,324	3,132,765	297,103	13,533,789

Increase (Decrease) in Net Assets from Contract Transactions	(1,578,627)	(1,355,086)	(6,806,918)	(511,760)	(10,721,271)

Total Increase (Decrease) in Net Assets	424,076	1,778,238	(3,674,153)	(214,657)	2,812,518

Net Assets as of December 31, 2021:	$8,690,342	$14,675,167	$23,612,710	$2,643,741	$58,861,716

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BNY Mellon VIF Government Money Market	BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares	TA Aegon Sustainable Equity Income Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$23,758,016	$30,755,744	$22,243,333	$7,535,940

Investment Income:
Reinvested Dividends	50,684	230,048	129,726	167,409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	535,544	416,666	272,345	79,707

Net Investment Income (Loss)	(484,860)	(186,618)	(142,619)	87,702

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,181,056	-	676,479
Realized Gain (Loss) on Investments	-	1,042,109	237,436	(362,122)

Net Realized Capital Gains (Losses) on Investments	-	3,223,165	237,436	314,357
Net Change in Unrealized Appreciation (Depreciation)	-	3,560,774	3,479,737	(1,124,721)

Net Gain (Loss) on Investment	-	6,783,939	3,717,173	(810,364)

Net Increase (Decrease) in Net Assets Resulting from Operations	(484,860)	6,597,321	3,574,554	(722,662)

Increase (Decrease) in Net Assets from Contract Transactions	20,539,760	(2,495,840)	(2,070,513)	(968,318)

Total Increase (Decrease) in Net Assets	20,054,900	4,101,481	1,504,041	(1,690,980)

Net Assets as of December 31, 2020:	$43,812,916	$34,857,225	$23,747,374	$5,844,960

Investment Income:
Reinvested Dividends	4,106	178,500	28,109	113,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	575,594	531,298	354,929	80,583

Net Investment Income (Loss)	(571,488)	(352,798)	(326,820)	33,259

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,481,015	-	-
Realized Gain (Loss) on Investments	-	2,740,170	1,648,196	(361,299)

Net Realized Capital Gains (Losses) on Investments	-	5,221,185	1,648,196	(361,299)
Net Change in Unrealized Appreciation (Depreciation)	-	3,184,038	2,140,883	1,410,591

Net Gain (Loss) on Investment	-	8,405,223	3,789,079	1,049,292

Net Increase (Decrease) in Net Assets Resulting from Operations	(571,488)	8,052,425	3,462,259	1,082,551

Increase (Decrease) in Net Assets from Contract Transactions	(6,179,383)	(4,396,942)	(3,359,658)	(1,502,629)

Total Increase (Decrease) in Net Assets	(6,750,871)	3,655,483	102,601	(420,078)

Net Assets as of December 31, 2021:	$37,062,045	$38,512,708	$23,849,975	$5,424,882

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$407,274	$868,422	$117,346	$449,788

Investment Income:
Reinvested Dividends	10,502	19,409	6,949	10,725
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,508	13,490	4,087	7,878

Net Investment Income (Loss)	3,994	5,919	2,862	2,847

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,754	19,209	7,635	8,089
Realized Gain (Loss) on Investments	44	(1,382)	(330)	3,498

Net Realized Capital Gains (Losses) on Investments	7,798	17,827	7,305	11,587
Net Change in Unrealized Appreciation (Depreciation)	16,853	5,573	5,192	(9,338)

Net Gain (Loss) on Investment	24,651	23,400	12,497	2,249

Net Increase (Decrease) in Net Assets Resulting from Operations	28,645	29,319	15,359	5,096

Increase (Decrease) in Net Assets from Contract Transactions	203,348	177,665	263,286	193,619

Total Increase (Decrease) in Net Assets	231,993	206,984	278,645	198,715

Net Assets as of December 31, 2020:	$639,267	$1,075,406	$395,991	$648,503

Investment Income:
Reinvested Dividends	6,649	7,850	2,106	3,901
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,451	13,237	5,296	9,599

Net Investment Income (Loss)	(2,802)	(5,387)	(3,190)	(5,698)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,745	-	-	65,360
Realized Gain (Loss) on Investments	38,070	6,517	6,483	1,663

Net Realized Capital Gains (Losses) on Investments	47,815	6,517	6,483	67,023
Net Change in Unrealized Appreciation (Depreciation)	(7,330)	61,550	20,397	(10,033)

Net Gain (Loss) on Investment	40,485	68,067	26,880	56,990

Net Increase (Decrease) in Net Assets Resulting from Operations	37,683	62,680	23,690	51,292

Increase (Decrease) in Net Assets from Contract Transactions	(30,850)	(282,654)	(119,851)	13,619

Total Increase (Decrease) in Net Assets	6,833	(219,974)	(96,161)	64,911

Net Assets as of December 31, 2021:	$646,100	$855,432	$299,830	$713,414

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA JPMorgan Core Bond Service Class	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$44,801	$6,080,560	$838,061	$494,260

Investment Income:
Reinvested Dividends	4,478	195,809	20,183	26,011
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,750	83,840	12,694	13,852

Net Investment Income (Loss)	1,728	111,969	7,489	12,159

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,010	14,638	12,412	4,054
Realized Gain (Loss) on Investments	30	59,278	1,719	7,704

Net Realized Capital Gains (Losses) on Investments	3,040	73,916	14,131	11,758
Net Change in Unrealized Appreciation (Depreciation)	884	146,052	14,012	21,550

Net Gain (Loss) on Investment	3,924	219,968	28,143	33,308

Net Increase (Decrease) in Net Assets Resulting from Operations	5,652	331,937	35,632	45,467

Increase (Decrease) in Net Assets from Contract Transactions	231,047	(490,867)	143,560	587,732

Total Increase (Decrease) in Net Assets	236,699	(158,930)	179,192	633,199

Net Assets as of December 31, 2020:	$281,500	$5,921,630	$1,017,253	$1,127,459

Investment Income:
Reinvested Dividends	931	122,736	11,658	18,448
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,222	74,943	14,598	16,185

Net Investment Income (Loss)	(3,291)	47,793	(2,940)	2,263

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,974	181,125	47,101	16,025
Realized Gain (Loss) on Investments	2,885	38,000	16,752	2,874

Net Realized Capital Gains (Losses) on Investments	31,859	219,125	63,853	18,899
Net Change in Unrealized Appreciation (Depreciation)	8,140	(412,184)	21,622	(5,513)

Net Gain (Loss) on Investment	39,999	(193,059)	85,475	13,386

Net Increase (Decrease) in Net Assets Resulting from Operations	36,708	(145,266)	82,535	15,649

Increase (Decrease) in Net Assets from Contract Transactions	(40,338)	(837,626)	512,963	3,936

Total Increase (Decrease) in Net Assets	(3,630)	(982,892)	595,498	19,585

Net Assets as of December 31, 2021:	$277,870	$4,938,738	$1,612,751	$1,147,044

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Managed Risk -Growth ETF Service Class	TA Market Participation Strategy Service Class	TA PIMCO Tactical -Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical -Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$464,738	$4,440	$208,510	$143,323	$168,516

Investment Income:
Reinvested Dividends	13,277	736	10,298	11,561	10,491
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,085	732	4,425	7,826	3,430

Net Investment Income (Loss)	5,192	4	5,873	3,735	7,061

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,851	896	20,083	53,638	22,216
Realized Gain (Loss) on Investments	7,615	125	4,240	1,835	(197)

Net Realized Capital Gains (Losses) on Investments	25,466	1,021	24,323	55,473	22,019
Net Change in Unrealized Appreciation (Depreciation)	4,525	11,315	(3,735)	8,364	(2,254)

Net Gain (Loss) on Investment	29,991	12,336	20,588	63,837	19,765

Net Increase (Decrease) in Net Assets Resulting from Operations	35,183	12,340	26,461	67,572	26,826

Increase (Decrease) in Net Assets from Contract Transactions	190,180	65,290	218,087	647,384	141,402

Total Increase (Decrease) in Net Assets	225,363	77,630	244,548	714,956	168,228

Net Assets as of December 31, 2020:	$690,101	$82,070	$453,058	$858,279	$336,744

Investment Income:
Reinvested Dividends	6,615	409	-	8,062	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,402	1,164	5,887	11,490	5,212

Net Investment Income (Loss)	(3,787)	(755)	(5,887)	(3,428)	(5,212)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,386	8,477	30,094	62,747	28,564
Realized Gain (Loss) on Investments	1,154	1,247	5,295	15,127	(308)

Net Realized Capital Gains (Losses) on Investments	36,540	9,724	35,389	77,874	28,256
Net Change in Unrealized Appreciation (Depreciation)	52,840	1,191	(8,394)	(50,881)	4,572

Net Gain (Loss) on Investment	89,380	10,915	26,995	26,993	32,828

Net Increase (Decrease) in Net Assets Resulting from Operations	85,593	10,160	21,108	23,565	27,616

Increase (Decrease) in Net Assets from Contract Transactions	(3,885)	(5,326)	(84,083)	(113,438)	15,876

Total Increase (Decrease) in Net Assets	81,708	4,834	(62,975)	(89,873)	43,492

Net Assets as of December 31, 2021:	$771,809	$86,904	$390,083	$768,406	$380,236

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-2L

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$12,903,903	$13,173,823

Investment Income:
Reinvested Dividends	12,712	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169,666	185,896

Net Investment Income (Loss)	(156,954)	(185,896)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	925,464	1,068,877
Realized Gain (Loss) on Investments	791,777	821,080

Net Realized Capital Gains (Losses) on Investments	1,717,241	1,889,957
Net Change in Unrealized Appreciation (Depreciation)	2,162,169	2,492,524

Net Gain (Loss) on Investment	3,879,410	4,382,481

Net Increase (Decrease) in Net Assets Resulting from Operations	3,722,456	4,196,585

Increase (Decrease) in Net Assets from Contract Transactions	(2,479,742)	(2,000,407)

Total Increase (Decrease) in Net Assets	1,242,714	2,196,178

Net Assets as of December 31, 2020:	$14,146,617	$15,370,001

Investment Income:
Reinvested Dividends	11,742	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	201,094	211,527

Net Investment Income (Loss)	(189,352)	(211,527)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,170,268	2,196,934
Realized Gain (Loss) on Investments	3,090,560	1,432,261

Net Realized Capital Gains (Losses) on Investments	5,260,828	3,629,195
Net Change in Unrealized Appreciation (Depreciation)	(2,449,521)	(849,044)

Net Gain (Loss) on Investment	2,811,307	2,780,151

Net Increase (Decrease) in Net Assets Resulting from Operations	2,621,955	2,568,624

Increase (Decrease) in Net Assets from Contract Transactions	(5,986,588)	(3,151,737)

Total Increase (Decrease) in Net Assets	(3,364,633)	(583,113)

Net Assets as of December 31, 2021:	$10,781,984	$14,786,888

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds:	BNY Mellon Funds:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Opportunistic Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Transamerica Series Trust:	Transamerica Series Trust:
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Barrow Hanley Dividend Focused Initial Class	August 18, 2017
TA JPMorgan Core Bond Service Class	August 18, 2017
TA WMC US Growth Service Class	August 18, 2017

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Conservative Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Growth and Income Service Shares	$339,021	$865,106
BNY Mellon MidCap Stock Initial Shares	491,195	3,371,751
BNY Mellon MidCap Stock Service Shares	283,023	785,437
BNY Mellon Opportunistic Small Cap Service Shares	126,901	395,455
BNY Mellon Stock Index Initial Shares	4,890,393	6,978,677
BNY Mellon Stock Index Service Shares	478,005	1,732,949
BNY Mellon Sustainable U.S. Equity Initial Shares	525,686	1,657,590
BNY Mellon Technology Growth Initial Shares	3,854,495	7,382,096
BNY Mellon Technology Growth Service Shares	421,734	574,624
BNY Mellon VIF Appreciation Initial Shares	6,705,448	12,316,222
BNY Mellon VIF Government Money Market	3,293,664	10,044,351
BNY Mellon VIF Growth and Income Initial Shares	3,447,051	5,715,776
BNY Mellon VIF Opportunistic Small Cap Initial Shares	742,024	4,428,502
TA Aegon Sustainable Equity Income Initial Class	146,968	1,616,350
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	520,595	544,504
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	23,437	311,482
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	22,042	145,082
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	107,641	34,360
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	116,868	131,524
TA JPMorgan Core Bond Service Class	512,283	1,120,989
TA Managed Risk - Balanced ETF Service Class	740,212	183,085
TA Managed Risk - Conservative ETF Service Class	124,541	102,315
TA Managed Risk - Growth ETF Service Class	43,732	16,017
TA Market Participation Strategy Service Class	8,886	6,489
TA PIMCO Tactical - Balanced Service Class	69,884	129,762
TA PIMCO Tactical - Conservative Service Class	107,791	161,908
TA PIMCO Tactical - Growth Service Class	51,147	11,920
TA WMC US Growth Initial Class	2,310,382	6,316,048
TA WMC US Growth Service Class	2,402,576	3,569,037

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
BNY Mellon Growth and Income Service Shares	984	(50,252)	(49,268)	25,124	(73,783)	(48,659)
BNY Mellon MidCap Stock Initial Shares	9,935	(91,415)	(81,480)	20,988	(75,939)	(54,951)
BNY Mellon MidCap Stock Service Shares	58,559	(97,786)	(39,227)	21,492	(115,044)	(93,552)
BNY Mellon Opportunistic Small Cap Service Shares	46,141	(45,820)	321	36,777	(132,822)	(96,045)
BNY Mellon Stock Index Initial Shares	46,410	(93,374)	(46,964)	66,243	(107,486)	(41,243)
BNY Mellon Stock Index Service Shares	1,057	(85,504)	(84,447)	78,035	(27,150)	50,885
BNY Mellon Sustainable U.S. Equity Initial Shares	1,590	(15,408)	(13,818)	5,021	(16,220)	(11,199)
BNY Mellon Technology Growth Initial Shares	7,196	(175,840)	(168,644)	69,025	(107,626)	(38,601)
BNY Mellon Technology Growth Service Shares	1,323	(37,929)	(36,606)	23,498	(13,588)	9,910
BNY Mellon VIF Appreciation Initial Shares	19,454	(130,457)	(111,003)	120,586	(108,114)	12,472
BNY Mellon VIF Government Money Market	2,934,942	(7,884,070)	(4,949,128)	22,907,534	(6,682,949)	16,224,585
BNY Mellon VIF Growth and Income Initial Shares	44,429	(83,409)	(38,980)	39,973	(100,135)	(60,162)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	30,121	(55,408)	(25,287)	7,497	(35,212)	(27,715)
TA Aegon Sustainable Equity Income Initial Class	30,532	(1,326,333)	(1,295,801)	188,007	(1,184,898)	(996,891)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	386,072	(401,215)	(15,143)	167,688	(5,985)	161,703
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	12,029	(222,501)	(210,472)	154,851	(8,200)	146,651
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	14,595	(102,342)	(87,747)	219,609	(1,201)	218,408
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	29,678	(18,723)	10,955	222,755	(61,475)	161,280
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	59,308	(85,761)	(26,453)	189,366	(10,432)	178,934
TA JPMorgan Core Bond Service Class	200,249	(963,393)	(763,144)	414,534	(868,768)	(454,234)
TA Managed Risk - Balanced ETF Service Class	454,145	(116,756)	337,389	166,368	(56,177)	110,191
TA Managed Risk - Conservative ETF Service Class	67,400	(64,118)	3,282	559,453	(100,646)	458,807
TA Managed Risk - Growth ETF Service Class	1,097	(3,601)	(2,504)	207,071	(71,596)	135,475
TA Market Participation Strategy Service Class	-	(2,993)	(2,993)	47,074	(1,772)	45,302
TA PIMCO Tactical - Balanced Service Class	25,931	(80,296)	(54,365)	185,660	(32,324)	153,336
TA PIMCO Tactical - Conservative Service Class	25,657	(101,542)	(75,885)	487,783	(5,436)	482,347

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA PIMCO Tactical - Growth Service Class	14,489	(4,049)	10,440	111,690	(12,781)	98,909
TA WMC US Growth Initial Class	3,919	(108,478)	(104,559)	3,924	(75,344)	(71,420)
TA WMC US Growth Service Class	97,305	(1,558,196)	(1,460,891)	498,267	(1,712,228)	(1,213,961)

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	$44,889	$(804,773)	$(759,884)	$197,305	$(751,069)	$(553,764)
BNY Mellon MidCap Stock Initial Shares	334,585	(3,196,567)	(2,861,982)	497,412	(1,251,526)	(754,114)
BNY Mellon MidCap Stock Service Shares	231,170	(719,787)	(488,617)	146,941	(827,600)	(680,659)
BNY Mellon Opportunistic Small Cap Service Shares	128,308	(367,292)	(238,984)	181,445	(663,606)	(482,161)
BNY Mellon Stock Index Initial Shares	1,841,282	(6,219,862)	(4,378,580)	2,570,692	(5,643,589)	(3,072,897)
BNY Mellon Stock Index Service Shares	34,783	(1,613,410)	(1,578,627)	477,023	(1,052,507)	(575,484)
BNY Mellon Sustainable U.S. Equity Initial Shares	115,523	(1,470,609)	(1,355,086)	329,632	(1,122,353)	(792,721)
BNY Mellon Technology Growth Initial Shares	208,638	(7,015,556)	(6,806,918)	1,702,701	(2,287,805)	(585,104)
BNY Mellon Technology Growth Service Shares	23,064	(534,824)	(511,760)	165,404	(243,512)	(78,108)
BNY Mellon VIF Appreciation Initial Shares	772,954	(11,494,225)	(10,721,271)	793,191	(5,355,954)	(4,562,763)
BNY Mellon VIF Government Money Market	3,391,596	(9,570,979)	(6,179,383)	28,855,576	(8,315,816)	20,539,760
BNY Mellon VIF Growth and Income Initial Shares	803,391	(5,200,333)	(4,396,942)	514,242	(3,010,082)	(2,495,840)
BNY Mellon VIF Opportunistic Small Cap Initial Shares	725,723	(4,085,381)	(3,359,658)	281,175	(2,351,688)	(2,070,513)
TA Aegon Sustainable Equity Income Initial Class	34,869	(1,537,498)	(1,502,629)	175,723	(1,144,041)	(968,318)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	504,511	(535,361)	(30,850)	210,746	(7,398)	203,348
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	15,766	(298,420)	(282,654)	187,806	(10,141)	177,665
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	20,014	(139,865)	(119,851)	264,919	(1,633)	263,286
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	38,605	(24,986)	13,619	271,539	(77,920)	193,619
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	87,042	(127,380)	(40,338)	244,899	(13,852)	231,047
TA JPMorgan Core Bond Service Class	217,925	(1,055,551)	(837,626)	452,818	(943,685)	(490,867)
TA Managed Risk - Balanced ETF Service Class	682,154	(169,191)	512,963	215,700	(72,140)	143,560
TA Managed Risk - Conservative ETF Service Class	90,331	(86,395)	3,936	720,175	(132,443)	587,732
TA Managed Risk - Growth ETF Service Class	1,761	(5,646)	(3,885)	292,177	(101,997)	190,180
TA Market Participation Strategy Service Class	-	(5,326)	(5,326)	67,927	(2,637)	65,290

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA PIMCO Tactical - Balanced Service Class	$39,856	$(123,939)	$(84,083)	$264,323	$(46,236)	$218,087
TA PIMCO Tactical - Conservative Service Class	37,170	(150,608)	(113,438)	655,021	(7,637)	647,384
TA PIMCO Tactical - Growth Service Class	22,595	(6,719)	15,876	159,412	(18,010)	141,402
TA WMC US Growth Initial Class	128,934	(6,115,522)	(5,986,588)	144,338	(2,624,080)	(2,479,742)
TA WMC US Growth Service Class	210,179	(3,361,916)	(3,151,737)	778,233	(2,778,640)	(2,000,407)

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
BNY Mellon Growth and Income Service Shares
12/31/2021	161,044	$3.37	to	$4.10	$ 4,285,033	0.22%	1.25%	to	2.50%	23.77%	to	22.26%
12/31/2020	210,312	2.72	to	3.35	4,132,849	0.52	1.25	to	2.50	22.80	to	21.30
12/31/2019	258,971	2.22	to	2.76	3,919,173	0.82	1.25	to	2.50	27.20	to	25.65
12/31/2018	307,777	1.74	to	2.20	3,595,380	0.53	1.25	to	2.50	(6.08)	to	(7.23)
12/31/2017	256,455	1.86	to	2.37	4,811,754	0.48	1.25	to	2.50	17.92	to	16.48
BNY Mellon MidCap Stock Initial Shares
12/31/2021	380,809	2.70	to	2.17	11,667,561	0.63	1.25	to	2.65	24.33	to	22.63
12/31/2020	462,289	2.17	to	1.77	11,761,082	0.83	1.25	to	2.65	6.77	to	5.31
12/31/2019	517,240	2.04	to	1.68	11,848,630	0.65	1.25	to	2.65	18.70	to	17.08
12/31/2018	624,483	1.71	to	1.43	10,856,312	0.58	1.25	to	2.65	(16.54)	to	(17.56)
12/31/2017	455,134	2.05	to	1.75	14,232,431	1.06	1.25	to	2.50	13.96	to	12.57
BNY Mellon MidCap Stock Service Shares
12/31/2021	329,063	3.62	to	3.55	4,478,333	0.45	1.25	to	2.50	24.01	to	22.50
12/31/2020	368,290	2.92	to	2.90	4,031,559	0.59	1.25	to	2.50	6.51	to	5.21
12/31/2019	461,842	2.74	to	2.75	4,597,549	0.40	1.25	to	2.50	18.37	to	16.93
12/31/2018	553,507	2.32	to	2.35	4,311,312	0.35	1.25	to	2.50	(16.73)	to	(17.75)
12/31/2017	587,764	2.78	to	2.86	5,992,870	0.89	1.25	to	2.50	13.62	to	12.24
BNY Mellon Opportunistic Small Cap Service Shares
12/31/2021	157,232	3.39	to	2.68	2,020,142	-	1.25	to	2.50	14.73	to	13.33
12/31/2020	156,911	2.95	to	2.36	1,974,332	0.47	1.25	to	2.50	18.10	to	16.66
12/31/2019	252,956	2.50	to	2.03	2,218,319	-	1.25	to	2.50	19.99	to	18.53
12/31/2018	255,287	2.08	to	1.71	1,934,001	-	1.25	to	2.50	(20.29)	to	(21.27)
12/31/2017	301,243	2.62	to	2.17	3,570,201	-	1.25	to	2.50	22.84	to	21.35
BNY Mellon Stock Index Initial Shares
12/31/2021	522,943	21.41	to	2.99	59,788,232	1.14	1.25	to	2.50	26.83	to	25.28
12/31/2020	569,907	16.88	to	2.38	51,056,014	1.58	1.25	to	2.50	16.55	to	15.13
12/31/2019	611,150	14.48	to	2.07	47,051,489	1.71	1.25	to	2.50	29.56	to	27.98
12/31/2018	728,502	11.18	to	1.62	40,937,111	1.64	1.25	to	2.50	(5.82)	to	(6.97)
12/31/2017	474,286	11.87	to	1.74	47,699,835	1.69	1.25	to	2.50	20.04	to	18.58
BNY Mellon Stock Index Service Shares
12/31/2021	468,770	4.59	to	4.35	8,690,342	0.81	1.25	to	2.50	26.53	to	24.99
12/31/2020	553,217	3.63	to	3.48	8,266,266	1.32	1.25	to	2.50	16.26	to	14.84
12/31/2019	502,332	3.12	to	3.03	7,677,926	1.45	1.25	to	2.50	29.23	to	27.65
12/31/2018	551,682	2.42	to	2.38	6,889,414	1.37	1.25	to	2.50	(6.04)	to	(7.19)
12/31/2017	689,374	2.57	to	2.56	8,938,837	1.44	1.25	to	2.50	19.72	to	18.27
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2021	137,568	113.25	to	3.42	14,675,167	0.76	1.25	to	2.50	25.43	to	23.90
12/31/2020	151,386	90.29	to	2.76	12,896,929	1.10	1.25	to	2.50	22.61	to	21.12
12/31/2019	162,585	73.64	to	2.28	11,302,259	1.48	1.25	to	2.50	32.70	to	31.08
12/31/2018	178,302	55.49	to	1.74	9,309,811	1.79	1.25	to	2.50	(5.59)	to	(6.75)
12/31/2017	186,149	58.78	to	1.86	10,884,516	1.16	1.25	to	2.50	13.91	to	12.53
BNY Mellon Technology Growth Initial Shares
12/31/2021	663,636	5.18	to	5.28	23,612,710	-	1.25	to	2.50	11.53	to	10.17
12/31/2020	832,280	4.64	to	4.80	27,286,863	0.25	1.25	to	2.50	67.83	to	65.78
12/31/2019	870,881	2.77	to	2.89	16,652,769	-	1.25	to	2.50	24.26	to	22.75
12/31/2018	893,686	2.23	to	2.36	14,766,108	-	1.25	to	2.50	(2.21)	to	(3.41)
12/31/2017	849,313	2.28	to	2.44	16,309,749	-	1.25	to	2.50	40.89	to	39.17

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BNY Mellon Technology Growth Service Shares
12/31/2021	148,626	$4.61	to	$7.03	$ 2,643,741	-%	1.25%	to	2.50%	11.25%	to	9.90%
12/31/2020	185,232	4.14	to	6.40	2,858,398	0.06	1.25	to	2.50	67.48	to	65.44
12/31/2019	175,322	2.47	to	3.87	1,734,492	-	1.25	to	2.50	23.96	to	22.45
12/31/2018	222,772	1.99	to	3.16	1,767,538	-	1.25	to	2.50	(2.49)	to	(3.69)
12/31/2017	247,651	2.05	to	3.28	2,154,484	-	1.25	to	2.50	40.61	to	38.90

BNY Mellon VIF Appreciation Initial Shares
12/31/2021	660,136	150.80	to	2.91	58,861,716	0.44	1.25	to	2.65	25.56	to	23.85
12/31/2020	771,139	120.10	to	2.35	56,049,198	0.79	1.25	to	2.65	22.16	to	20.50
12/31/2019	758,667	98.31	to	1.95	50,427,506	1.16	1.25	to	2.65	34.42	to	32.58
12/31/2018	892,620	73.14	to	1.47	40,948,437	1.25	1.25	to	2.65	(8.01)	to	(9.14)
12/31/2017	634,328	1.55	to	1.63	49,603,067	1.34	1.25	to	2.50	25.77	to	24.24

BNY Mellon VIF Government Money Market
12/31/2021	30,172,835	0.95	to	0.76	37,062,045	0.01	1.25	to	2.65	(1.22)	to	(2.57)
12/31/2020	35,121,963	0.97	to	0.78	43,812,916	0.13	1.25	to	2.65	(1.02)	to	(2.23)
12/31/2019	18,897,378	0.98	to	0.80	23,758,016	1.66	1.25	to	2.50	0.41	to	(0.82)
12/31/2018	21,785,784	0.97	to	0.81	27,381,138	1.27	1.25	to	2.50	0.03	to	(1.20)
12/31/2017	22,676,534	0.90	to	0.82	28,787,741	0.33	1.25	to	2.50	(0.90)	to	(2.10)

BNY Mellon VIF Growth and Income Initial Shares
12/31/2021	507,316	120.21	to	2.92	38,512,708	0.47	1.25	to	2.65	24.08	to	22.39
12/31/2020	546,296	96.88	to	2.38	34,857,225	0.77	1.25	to	2.65	23.09	to	21.42
12/31/2019	606,458	78.70	to	1.96	30,755,744	1.08	1.25	to	2.65	27.53	to	25.79
12/31/2018	720,692	61.72	to	1.56	26,092,021	0.79	1.25	to	2.65	(5.87)	to	(7.02)
12/31/2017	503,971	1.97	to	1.69	31,678,840	0.74	1.25	to	2.50	18.24	to	16.80

BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2021	178,008	3.13	to	1.90	23,849,975	0.11	1.25	to	2.50	15.02	to	13.62
12/31/2020	203,295	2.72	to	1.67	23,747,374	0.66	1.25	to	2.50	18.41	to	16.97
12/31/2019	231,010	2.30	to	1.43	22,243,333	-	1.25	to	2.50	20.28	to	18.81
12/31/2018	213,571	1.91	to	1.20	19,797,254	-	1.25	to	2.50	(20.08)	to	(21.06)
12/31/2017	178,690	2.39	to	1.52	27,620,006	-	1.25	to	2.50	23.15	to	21.65
TA Aegon Sustainable Equity Income Initial Class
12/31/2021	4,313,764	1.27	to	1.20	5,424,882	2.00	1.25	to	2.50	20.91	to	19.44
12/31/2020	5,609,565	1.05	to	1.01	5,844,960	2.98	1.25	to	2.50	(8.50)	to	(9.61)
12/31/2019	6,606,456	1.15	to	1.11	7,535,940	2.45	1.25	to	2.50	22.38	to	20.89
12/31/2018	7,685,489	0.94	to	0.92	7,175,185	2.15	1.25	to	2.50	(12.60)	to	(13.67)
12/31/2017(1)	9,403,814	1.07	to	1.07	10,063,818	-	1.25	to	2.50	-	to	-
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2021	475,014	12.78	to	1.23	646,100	0.98	1.25	to	2.50	4.44	to	3.16
12/31/2020	490,157	12.24	to	1.19	639,267	2.24	1.25	to	2.50	5.34	to	4.05
12/31/2019	328,454	11.62	to	1.14	407,274	2.00	1.25	to	2.50	9.86	to	8.52
12/31/2018	331,344	10.58	to	1.05	374,532	1.82	1.25	to	2.50	(4.09)	to	(5.27)
12/31/2017	243,867	11.03	to	1.11	287,851	1.51	1.25	to	2.50	10.32	to	8.98
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2021	613,726	12.91	to	1.26	855,432	0.83	1.25	to	2.50	6.99	to	5.69
12/31/2020	824,198	12.06	to	1.19	1,075,406	2.00	1.25	to	2.50	1.97	to	0.73
12/31/2019	677,547	11.83	to	1.18	868,422	1.84	1.25	to	2.50	9.76	to	8.42
12/31/2018	667,271	10.78	to	1.09	780,378	1.48	1.25	to	2.50	(5.36)	to	(6.52)
12/31/2017	730,608	11.39	to	1.16	904,174	1.53	1.25	to	2.50	14.02	to	12.64
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2021	218,102	12.43	to	1.24	299,830	0.56	1.25	to	2.50	6.29	to	5.00
12/31/2020	305,849	11.69	to	1.18	395,991	2.36	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	87,441	12.09	to	1.24	117,346	1.69	1.25	to	2.50	9.98	to	8.64
12/31/2018	87,125	10.99	to	1.14	106,469	0.98	1.25	to	2.50	(7.12)	to	(8.26)
12/31/2017	40,196	11.83	to	1.24	52,964	1.25	1.25	to	2.50	18.82	to	17.38

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2021	515,649	$12.63	to	$1.25	$ 713,414	0.57%	1.25%	to	2.50%	7.82%	to	6.51%
12/31/2020	504,694	11.72	to	1.17	648,503	1.89	1.25	to	2.50	(1.78)	to	(2.97)
12/31/2019	343,414	11.93	to	1.21	449,788	1.45	1.25	to	2.50	14.63	to	13.23
12/31/2018	277,497	10.41	to	1.07	317,444	1.33	1.25	to	2.50	(4.51)	to	(5.69)
12/31/2017	328,340	10.90	to	1.13	393,964	0.99	1.25	to	2.50	9.11	to	7.78

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2021	184,952	13.20	to	1.35	277,870	0.31	1.25	to	2.50	13.00	to	11.62
12/31/2020	211,405	11.69	to	1.21	281,500	2.25	1.25	to	2.50	(3.37)	to	(4.55)
12/31/2019	32,471	12.09	to	1.27	44,801	1.64	1.25	to	2.50	15.39	to	13.98
12/31/2018	50,738	10.48	to	1.11	60,768	1.40	1.25	to	2.50	(5.91)	to	(7.07)
12/31/2017	52,581	11.14	to	1.20	67,035	1.01	1.25	to	2.50	11.81	to	10.45

TA JPMorgan Core Bond Service Class
12/31/2021	4,564,144	1.09	to	1.03	4,938,738	2.30	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	5,327,288	1.12	to	1.07	5,921,630	3.28	1.25	to	2.50	5.84	to	4.55
12/31/2019	5,781,522	1.06	to	1.03	6,080,560	2.27	1.25	to	2.50	6.92	to	5.61
12/31/2018	6,921,515	0.99	to	0.97	6,819,818	2.84	1.25	to	2.50	(1.33)	to	(2.54)
12/31/2017(1)	7,574,771	1.00	to	1.00	7,577,426	-	1.25	to	2.50	-	to	-

TA Managed Risk - Balanced ETF Service Class
12/31/2021	1,055,261	13.39	to	1.38	1,612,751	1.11	1.25	to	2.50	8.00	to	6.69
12/31/2020	717,872	12.40	to	1.29	1,017,253	2.21	1.25	to	2.50	2.90	to	1.65
12/31/2019	607,681	12.05	to	1.27	838,061	1.97	1.25	to	2.50	14.22	to	12.83
12/31/2018	578,419	10.55	to	1.13	699,436	1.74	1.25	to	2.50	(5.73)	to	(6.89)
12/31/2017	678,004	11.19	to	1.21	871,001	1.71	1.25	to	2.50	12.04	to	10.68

TA Managed Risk - Conservative ETF Service Class
12/31/2021	842,928	12.18	to	1.23	1,147,044	1.58	1.25	to	2.50	1.49	to	0.25
12/31/2020	839,646	12.00	to	1.22	1,127,459	2.60	1.25	to	2.50	3.62	to	2.35
12/31/2019	380,839	11.59	to	1.19	494,260	2.02	1.25	to	2.50	10.81	to	9.46
12/31/2018	405,986	10.46	to	1.09	476,216	2.18	1.25	to	2.50	(4.79)	to	(5.96)
12/31/2017	285,073	10.98	to	1.16	351,744	1.66	1.25	to	2.50	9.66	to	8.33

TA Managed Risk - Growth ETF Service Class
12/31/2021	438,506	14.60	to	1.59	771,809	0.90	1.25	to	2.50	12.64	to	11.26
12/31/2020	441,010	12.97	to	1.43	690,101	2.32	1.25	to	2.50	2.93	to	1.68
12/31/2019	305,535	12.60	to	1.40	464,738	1.79	1.25	to	2.50	17.94	to	16.50
12/31/2018	381,378	10.68	to	1.21	492,715	1.62	1.25	to	2.50	(8.31)	to	(9.44)
12/31/2017	453,352	11.65	to	1.33	641,489	1.69	1.25	to	2.50	17.01	to	15.59

TA Market Participation Strategy Service Class
12/31/2021	45,417	16.39	to	1.73	86,904	0.49	1.25	to	2.50	13.04	to	11.66
12/31/2020	48,410	14.50	to	1.55	82,070	1.38	1.25	to	2.50	18.84	to	17.40
12/31/2019	3,108	12.20	to	1.32	4,440	0.92	1.25	to	2.50	17.12	to	15.69
12/31/2018	3,112	10.42	to	1.14	3,801	0.35	1.25	to	2.50	(3.94)	to	(5.11)
12/31/2017	1,340	10.85	to	1.20	1,707	0.31	1.25	to	2.50	9.43	to	8.10

TA PIMCO Tactical - Balanced Service Class
12/31/2021	248,703	13.59	to	1.42	390,083	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	303,068	12.93	to	1.37	453,058	3.22	1.25	to	2.50	7.52	to	6.20
12/31/2019	149,732	12.03	to	1.29	208,510	0.16	1.25	to	2.50	18.20	to	16.76
12/31/2018	166,582	10.18	to	1.10	196,551	3.14	1.25	to	2.50	(8.09)	to	(9.22)
12/31/2017	180,443	11.07	to	1.21	231,996	0.32	1.25	to	2.50	10.66	to	9.31

TA PIMCO Tactical - Conservative Service Class
12/31/2021	513,043	13.26	to	1.35	768,406	0.98	1.25	to	2.50	2.92	to	1.67
12/31/2020	588,928	12.88	to	1.33	858,279	2.04	1.25	to	2.50	8.54	to	7.21
12/31/2019	106,581	11.87	to	1.24	143,323	0.10	1.25	to	2.50	16.11	to	14.70
12/31/2018	77,396	10.22	to	1.08	89,766	3.26	1.25	to	2.50	(6.32)	to	(7.47)
12/31/2017	80,743	10.91	to	1.17	100,120	1.29	1.25	to	2.50	9.04	to	7.71

20

Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA PIMCO Tactical - Growth Service Class
12/31/2021	226,387	$14.38	to	$1.52	$ 380,236	-%	1.25%	to	2.50%	7.86%	to	6.55%
12/31/2020	215,947	13.34	to	1.43	336,744	4.37	1.25	to	2.50	7.74	to	6.43
12/31/2019	117,038	12.38	to	1.34	168,516	-	1.25	to	2.50	20.05	to	18.59
12/31/2018	335,791	10.31	to	1.13	407,068	3.10	1.25	to	2.50	(8.83)	to	(9.95)
12/31/2017	340,255	11.31	to	1.26	453,091	0.65	1.25	to	2.50	13.41	to	12.03

TA WMC US Growth Initial Class
12/31/2021	208,982	4.33	to	5.73	10,781,984	0.08	1.25	to	2.50	19.18	to	17.72
12/31/2020	313,541	3.64	to	4.87	14,146,617	0.10	1.25	to	2.50	35.60	to	33.95
12/31/2019	384,961	2.68	to	3.64	12,903,903	0.13	1.25	to	2.50	38.32	to	36.63
12/31/2018	434,332	1.94	to	2.66	10,293,609	0.47	1.25	to	2.50	(1.03)	to	(2.25)
12/31/2017	452,884	1.96	to	2.72	11,379,157	0.42	1.25	to	2.50	27.61	to	26.06

TA WMC US Growth Service Class
12/31/2021	6,254,403	2.38	to	2.26	14,786,888	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	7,715,294	2.00	to	1.92	15,370,001	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	8,929,255	1.48	to	1.44	13,173,823	-	1.25	to	2.50	37.96	to	36.27
12/31/2018	11,161,432	1.07	to	1.06	11,957,314	0.27	1.25	to	2.50	(1.27)	to	(2.49)
12/31/2017(1)	13,288,079	1.09	to	1.08	14,445,533	-	1.25	to	2.50	-	to	-

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

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Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.50% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

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Transamerica Life Insurance Company

Separate Account VA-2L

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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